Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 191		$ 148
Ordinary shares, par value per share		80.00		80.00
Ordinary shares, shares authorized	2,500,000	2,500,000	2,500,000	2,500,000
Ordinary shares, shares issued	1,802,692	1,802,692	1,258,245	1,258,245
Ordinary shares, shares outstanding	1,802,692	1,802,692	1,258,245	1,258,245